Information by Segment - Summary of Geographic Disclosure (Parenthetical) (Detail) - MXN ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Total Non Current Assets	$ 454,657	$ 398,774
Mexico [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	228,201	185,857
Brazil [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	76,921	76,869
Colombia [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	17,227	16,664
Argentina [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	4,808	4,538
Chile [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	33,248	16,787
Uruguay [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	$ 5,012	$ 5,145